RESTRICTED CASH	12 Months Ended
Jun. 30, 2024
RESTRICTED CASH

6. RESTRICTED CASH

Restricted cash relates to an amount held in an escrow account by the buyer of the Oregon Property (the “Escrow Account”). The amount held in the Escrow Account was non-interest bearing and restricted for the completion of the buildout of the Oregon Property (Note 9).

During the year ended June 30, 2024, withdrawals from the Escrow Account amounted to $173,658 (US $129,460) (June 30, 2023 – $862,245 (US $673,040)) which were related to the completion of the buildout of the Oregon Property. The balance as at June 30, 2024 amounted to $nil (June 30, 2023 – $171,405 (US $129,460)).